Other Financial Data (Inventories, Net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory, Net [Abstract]
Finished goods	$ 157	$ 168
Work-in-process and production materials	315	283
Inventories, gross	472	451
Less inventory reserves	(125)	(112)
Inventories, net	$ 347	$ 339